Loans to/(From) Related Parties - Schedule of Loans to/(From) Related Parties (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Non-current assets
Loans to related party	R 28,700	R 28,200
Current liabilities
Loans from related parties	R (138)	R (924)